Intangible assets (Details Narrative) - ARS ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Discontinued Operations [Member]
Statement [Line Items]
Amortization charge		$ 3,628
General And Administrative Expenses [Member]
Statement [Line Items]
Amortization charge	$ 109	166
Costs [Member]
Statement [Line Items]
Amortization charge	$ 40	$ 34